Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Schedule of cash and cash equivalents
	Dec 31, 2017	Dec 31, 2016
	US $	US $
Cash at bank	22,651,475	21,829,632

	22,651,475	21,829,632